Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2024 USD ($)
2025	$ (4,936)
2026	(8,433)
2027	(2,403)
2028	(956)
2029	(140)
Total	$ (16,868)